PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY PLANT AND EQUIPMENT

Property and equipment consist of the following As of March 31, 2025 and June 30, 2024.

	March 31, 2025	June 30, 2024
	(Unaudited)
Office equipment at cost	$23,841	$25,543
Less: Accumulated depreciation	(23,841)	(25,543)

Total property, plant, and equipment	$-	$-

Property and equipment consist of the following as of June 30:

	2024	2023

Office equipment at cost	$25,543	$25,432
Less: Accumulated depreciation	(25,543)	(25,130)

Total property, plant, and equipment	$-	$302